Note 29 - Trade and Other Payables - Components (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Trade payables and accruals		$ 3,502	$ 2,503
Electricity accrual		2,386	888
Audit fee		284	260
Dividends due		1,883	0
Solar plant supplier accrual		1,852	0
Bilboes oxide project payable (note 5)*	[1]	872	0
Other payables		651	749
Financial liabilities		11,430	4,400
Production and management bonus accrual - Blanket Mine		287	899
Other employee benefits		982	657
Leave pay		2,462	2,410
Bonus provision		1,025	645
Accruals		1,268	946
Non-financial liabilities		6,024	5,557
Total		$ 17,454	$ 9,957

[1]	On August 1, 2022, the purchase price to acquire the Bilboes oxide project represented the cost to repair the plant and equipment of the oxide project and restart the oxides mining process.